Fair value measurements (Tables) - Haymaker III [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Summary financial assets measured at fair value on a recurring basis
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis at March 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
March 31, 2022
Assets
Investments held in Trust Account:
Money Market investments	$317,582,318	$317,582,318	$—	$—
Liabilities
Warrant liability – Public Warrants	$4,365,625	$4,365,625	$—	$—
Warrant liability – Private Placement Warrants	$3,061,666	$—	$—	$3,061,666
Convertible promissory note - related party	$72,800	$—	$—	$72,800
December 31, 2021
Assets
Investments held in Trust Account:
Money Market investments	$317,581,791	$317,581,791	$—	$—
Liabilities
Warrant liability – Public Warrants	$5,715,000	$5,715,000	$—	$—
Warrant liability – Private Placement Warrants	$4,063,666	$—	$—	$4,063,666

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis at December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2021
Assets
Investments held in Trust Account:
Money Market investments	$317,581,791	$317,581,791	$—	$—
Liabilities
Warrant liability – Public Warrants	$5,715,000	$5,715,000	$—	$—
Warrant liability – Private Placement Warrants	$4,063,666	$—	$—	$4,063,666

Summary of the significant inputs to the Monte Carlo Simulation for the fair value of the Public Warrants
The following table provides the significant inputs to the Monte Carlo Simulation for the fair value of the Public Warrants:

At March 4, 2021 (Initial Measurement)
Stock Price on Valuation Date	$10.00
Strike price (Exercise Price per Share)	$11.50
Probability of completing a Business Combination	85.0%
Term (in years)	6.6
Volatility	4% pre-merger / 34% post-merger
Risk-free rate	1.1%
Fair value of warrants	$2.11
The following table provides the significant inputs to the Modified Black Scholes model for the fair value of the Private Placement Warrants:

	As of March 4, 2021 (Initial Measurement)	As of December 31, 2021
Stock price	$10.00	$9.80
Strike price	$11.50	$11.50
Probability of completing a Business Combination	85.0%	N/A *
Dividend yield	—%	—%
Term (in years)	6.6	5.8
Volatility	27.4%	11.3%
Risk-free rate	1.1%	1.3%
Fair value of warrants	$2.13	$0.73

*	The probability of completing a Business Combination is considered within the volatility implied by the traded price of the Public Warrants which is used to value the Private Placement Warrants.

Summary of changes in the fair value of warrant liabilities
The following table presents the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value:

Fair value as of December 31, 2020	$—
Initial measurement of Public Warrants and Private Placement Warrants as of March 4, 2021	27,185,000
Additional warrants issued in over-allotment	1,420,125
Transfer of Public Warrants to Level 1 measurement	(16,748,125)
Change in valuation inputs or other assumptions	(7,793,334)

Fair value as of December 31, 2021	4,063,666
Initial measurement of draw on convertible promissory note - related party on February 4, 2022	29,600
Initial measurement of draw on convertible promissory note - related party on February 9, 2022	27,600
Initial measurement of draw on convertible promissory note - related party on February 14, 2022	14,800
Change in valuation inputs or other assumptions	(1,001,200)

Fair value as of March 31, 2022	$3,134,466

The following table presents the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value:

Fair value as of December 31, 2020	$—
Initial measurement of Public Warrants and Private Placement Warrants as of March 4, 2021	27,185,000
Additional warrants issued in over-allotment	1,420,125
Transfer of Public Warrants to Level 1 measurement	(16,748,125)
Change in valuation inputs or other assumptions	(7,793,334)

Fair value as of December 31, 2021	$4,063,666

Convertible Promissory Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Summary of the significant inputs to the Monte Carlo Simulation for the fair value of the Public Warrants
The convertible promissory note - related party was valued using a Black-Scholes method, which is considered to be a Level 3 fair value measurement. The estimated fair value of each draw of the convertible promissory note - related party was based on the following significant inputs:

	As of March 31, 2022	As of February 14, 2022 (Initial Measurement)	As of February 9, 2022 (Initial Measurement)	As of February 4, 2022 (Initial Measurement)

Warrant price	$0.55	$0.36	$0.44	$0.47
Conversion price	$1.50	$1.50	$1.50	$1.50
Expected term	0.3	0.4	0.4	0.4
Warrant volatility	123.0%	91.0%	89.0%	89.0%
Risk free rate	0.5%	0.6%	0.4%	0.4%
Discount rate	9.9%	9.8%	9.9%	9.9%
Probability of completing initial Business Combination	35%	35%	35%	35%
Fair value convertible promissory note - related party	$72,800	$14,800	$27,600	$29,600

Public Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Summary of the significant inputs to the Monte Carlo Simulation for the fair value of the Public Warrants
The following table provides the significant inputs to the Monte Carlo Simulation for the fair value of the Public Warrants:

At March 4, 2021 (Initial Measurement)
Stock Price on Valuation Date	$10.00
Strike price (Exercise Price per Share)	$11.50
Probability of completing a Business Combination	85.0%
Term (in years)	6.6
Volatility	4% pre-merger/ 34% post-merger
Risk-free rate	1.1%
Fair value per warrant	$2.11
The following table provides the significant inputs to the Modified Black Scholes model for the fair value of the Private Placement Warrants:

	As of March 31, 2022	As of December 31, 2021

Stock price	$9.88	$9.80
Strike price	$11.50	$11.50
Probability of completing a Business Combination	N/A *	N/A *
Dividend yield	—%	—%
Term (in years)	5.3	5.8
Volatility	7.3%	11.3%
Risk-free rate	2.4%	1.3%
Fair value per warrant	$0.55	$0.73

*	The probability of completing a Business Combination is considered within the volatility implied by the traded price of the Public Warrants which is used to value the Private Placement Warrants.